JPMorgan Active Small Cap Value ETF
Schedule of Portfolio Investments as of September 30, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Active Small Cap Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 96.7%
Aerospace & Defense — 1.9%
Cadre Holdings, Inc.	6,341	231,510
Moog, Inc., Class A	1,082	224,699
		456,209
Automobile Components — 1.4%
Dorman Products, Inc. *	818	127,510
Patrick Industries, Inc.	2,115	218,754
		346,264
Banks — 20.2%
Associated Banc-Corp.	5,212	134,000
BancFirst Corp.	2,386	301,710
Camden National Corp.	7,533	290,698
City Holding Co.	1,307	161,898
Columbia Banking System, Inc.	11,208	288,494
First Commonwealth Financial Corp.	14,047	239,501
First Merchants Corp.	6,788	255,908
Heritage Commerce Corp.	17,021	169,018
Independent Bank Corp.	10,385	321,675
NBT Bancorp, Inc.	5,726	239,118
Old National Bancorp	19,020	417,489
Provident Financial Services, Inc.	19,774	381,243
QCR Holdings, Inc.	3,583	271,018
Simmons First National Corp., Class A	14,916	285,940
SOUTHSTATE BANK Corp.	4,165	411,794
TriCo Bancshares	5,477	243,234
WesBanco, Inc.	8,122	259,335
WSFS Financial Corp.	4,689	252,878
		4,924,951
Beverages — 0.6%
Primo Brands Corp.	6,209	137,219
Building Products — 2.7%
AZZ, Inc.	1,925	210,075
Hayward Holdings, Inc. *	16,710	252,655
UFP Industries, Inc.	2,021	188,944
		651,674
Capital Markets — 3.3%
Donnelley Financial Solutions, Inc. *	5,984	307,757
Hamilton Lane, Inc., Class A	1,999	269,445
Virtus Investment Partners, Inc.	1,150	218,535
		795,737
Chemicals — 4.2%
Avient Corp.	6,445	212,363
Hawkins, Inc.	432	78,935
HB Fuller Co.	5,108	302,802

JPMorgan Active Small Cap Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Chemicals — continued
Innospec, Inc.	2,288	176,542
Quaker Chemical Corp.	1,878	247,427
		1,018,069
Containers & Packaging — 0.3%
Myers Industries, Inc.	4,599	77,907
Diversified Consumer Services — 1.2%
Graham Holdings Co., Class B	238	280,200
Diversified REITs — 0.9%
Essential Properties Realty Trust, Inc.	7,439	221,385
Electric Utilities — 1.6%
IDACORP, Inc.	1,400	185,010
Portland General Electric Co.	4,687	206,228
		391,238
Electronic Equipment, Instruments & Components — 6.7%
Ingram Micro Holding Corp.	12,460	267,766
Insight Enterprises, Inc. *	2,518	285,566
Knowles Corp. *	6,926	161,445
Napco Security Technologies, Inc.	3,729	160,161
Plexus Corp. *	1,345	194,608
Ralliant Corp.	4,262	186,377
Sanmina Corp. *	325	37,411
ScanSource, Inc. *	7,664	337,139
		1,630,473
Energy Equipment & Services — 1.3%
Kodiak Gas Services, Inc.	4,342	160,524
Weatherford International plc	2,308	157,936
		318,460
Financial Services — 2.9%
PennyMac Financial Services, Inc.	2,689	333,113
Radian Group, Inc.	10,122	366,619
		699,732
Food Products — 0.7%
Dole plc	13,415	180,298
Gas Utilities — 2.9%
Chesapeake Utilities Corp.	1,936	260,760
ONE Gas, Inc.	3,794	307,086
Southwest Gas Holdings, Inc.	1,903	149,081
		716,927
Ground Transportation — 0.6%
Marten Transport Ltd.	13,224	140,968
Health Care Equipment & Supplies — 2.5%
ICU Medical, Inc. *	1,323	158,707

JPMorgan Active Small Cap Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Health Care Equipment & Supplies — continued
Inmode Ltd. *	10,809	161,054
LivaNova plc *	5,579	292,228
		611,989
Health Care Providers & Services — 3.3%
Concentra Group Holdings Parent, Inc.	9,518	199,212
Encompass Health Corp.	2,323	295,067
Ensign Group, Inc. (The)	1,843	318,415
		812,694
Health Care REITs — 1.2%
American Healthcare REIT, Inc.	1,884	79,147
Sabra Health Care REIT, Inc.	11,284	210,334
		289,481
Hotel & Resort REITs — 0.6%
RLJ Lodging Trust	21,721	156,391
Household Durables — 2.1%
La-Z-Boy, Inc.	3,875	132,990
M/I Homes, Inc. *	1,761	254,359
Meritage Homes Corp.	1,672	121,103
		508,452
Household Products — 0.7%
Reynolds Consumer Products, Inc.	7,230	176,918
Industrial REITs — 0.7%
Terreno Realty Corp.	2,902	164,688
Insurance — 2.8%
Safety Insurance Group, Inc.	4,168	294,636
Selective Insurance Group, Inc.	4,676	379,083
		673,719
Interactive Media & Services — 2.6%
Angi, Inc. *	8,750	142,275
Cars.com, Inc. *	5,940	72,587
IAC, Inc. *	8,210	279,715
MediaAlpha, Inc., Class A *	11,638	132,440
		627,017
Leisure Products — 0.6%
YETI Holdings, Inc. *	4,227	140,252
Life Sciences Tools & Services — 0.3%
Bruker Corp.	1,910	62,056
Machinery — 4.9%
Atmus Filtration Technologies, Inc.	4,982	224,638
Enpro, Inc.	954	215,604
Kadant, Inc.	579	172,299
Mueller Industries, Inc.	2,712	274,210

JPMorgan Active Small Cap Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Machinery — continued
Tennant Co.	2,313	187,492
Toro Co. (The)	1,668	127,102
		1,201,345
Media — 1.7%
John Wiley & Sons, Inc., Class A	7,121	288,187
Stagwell, Inc. *	20,526	115,561
		403,748
Multi-Utilities — 0.9%
Unitil Corp.	4,787	229,106
Office REITs — 1.8%
COPT Defense Properties	7,503	218,037
Highwoods Properties, Inc.	7,025	223,536
		441,573
Oil, Gas & Consumable Fuels — 3.5%
Chord Energy Corp.	1,466	145,676
CNX Resources Corp. *	7,029	225,772
Magnolia Oil & Gas Corp., Class A	11,276	269,158
Matador Resources Co.	4,545	204,207
		844,813
Personal Care Products — 0.6%
Interparfums, Inc.	1,604	157,801
Pharmaceuticals — 0.7%
Prestige Consumer Healthcare, Inc. *	2,846	177,590
Residential REITs — 1.5%
Centerspace	2,489	146,602
Independence Realty Trust, Inc.	12,909	211,579
		358,181
Retail REITs — 2.4%
Kite Realty Group Trust	14,798	329,995
Tanger, Inc.	7,763	262,700
		592,695
Semiconductors & Semiconductor Equipment — 1.0%
Diodes, Inc. *	941	50,070
Synaptics, Inc. *	2,646	180,828
		230,898
Specialized REITs — 0.7%
Rayonier, Inc.	6,853	181,879
Specialty Retail — 2.5%
Group 1 Automotive, Inc.	736	322,007
Petco Health & Wellness Co., Inc. *	17,288	66,905
Urban Outfitters, Inc. *	2,971	212,218
		601,130

JPMorgan Active Small Cap Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Textiles, Apparel & Luxury Goods — 1.2%
Kontoor Brands, Inc.	3,723	296,984
Trading Companies & Distributors — 1.7%
Applied Industrial Technologies, Inc.	789	205,968
McGrath RentCorp	1,846	216,536
		422,504
Water Utilities — 0.8%
American States Water Co.	2,724	199,724
Total Common Stocks (Cost $22,011,475)		23,551,339
Short-Term Investments — 3.5%
Investment Companies — 3.5%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.09% (a) (b) (Cost $841,309)	841,309	841,309
Total Investments — 100.2% (Cost $22,852,784)		24,392,648
Liabilities in Excess of Other Assets — (0.2)%		(39,663)
NET ASSETS — 100.0%		24,352,985

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2025.

JPMorgan Active Small Cap Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$24,392,648	$—	$—	$24,392,648

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan Active Small Cap Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2025	Shares at September 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.20% (a) (b)	$—	$136,500	$136,500	$—	$—	$—	—	$212	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.09% (a) (b)	427,069	1,616,005	1,201,765	—	—	841,309	841,309	5,708	—
Total	$427,069	$1,752,505	$1,338,265	$—	$—	$841,309		$5,920	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2025.